Provisions	12 Months Ended
Mar. 31, 2022
Provisions [abstract]
Provisions
18. Provisions

	As at March 31,
	2021		2022
Non-current
Provision for warranty	₹	2	₹	1

	₹	2	₹	1
Current
Provision for warranty	₹	213	₹	294
Provision for onerous contracts*		2,358		1,946
Others		463		531

	₹	3,034	₹	2,771

	₹	3,036	₹	2,772

*
For the year ended March 31, 2021, provision for onerous contracts was included under Trade payables and accrued expenses in the statement of financial position and has been reclassified under Provisions.

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2021								Year ended March 31, 2022
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	319	₹	1,841	₹	295	₹	2,455	₹	215	₹	2,358	₹	463	₹	3,036
Additional provision during the year		245		1,122		270		1,637		307		1,080		191		1,578
Utilized/written-back during the year		(349)		(605)		(102)		(1,056)		(227)		(1,492)		(123)		(1,842)

Balance at the end of the year	₹	215	₹	2,358	₹	463	₹	3,036	₹	295	₹	1,946	₹	531	₹	2,772

Provision for
warranty represents cost associated with providing sales support services, which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years.
Provision for onerous contracts is recognized when the expected benefit by the company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract.
Other provisions primarily include provisions for compliance related contingencies. The timing of cash outflows in respect of such provision cannot be reasonably determined.